Equity	3 Months Ended
Mar. 31, 2018
Stockholders' Equity Note [Abstract]
Equity

Note 5—Equity

Stock Issuances

During the quarter ended March 31, 2018, we issued (i) 33,420 shares of Common Stock, taking into account the forward-split ratio from the Company’s IPO, for service provided to us, valued at $176,650.

During the year ended December 31, 2017, we issued (i) 207,206 shares of Common Stock, taking into account the forward-split ratio from the Company’s IPO, for service provided to us, valued at $1,095,230 and we issued (ii) 22,473 shares of Series G Preferred Stock, which has since been converted to Common Stock and forward-split representing 150,211 shares of Common Stock, for cash of $793,971.

During the year ended December 31, 2016, we issued (i) 133,683 shares of Common Stock, on a forward-split basis, for service provided to us, valued at $469,450, we issued (ii) 76,577 shares of Series G Preferred Stock, which have since been converted to Common Stock and forward-split representing 511,852 shares of Common Stock for cash of $2,705,872, and we cancelled (iii) 9,468 shares of Series G Preferred Stock, representing 1,416 shares prior to the forward-split, valued at $50,000, due to nonperformance of services.

In October 2016, we hired a Chief Operating Officer. Under the terms of the agreement, we granted options to purchase shares of our Common Stock equal to one and one-half percent (1.5%) of our issued and outstanding common shares then outstanding. These options will vest ratably over 48 months.

Preferred Stock

In connection with the Company’s IPO, all Preferred Stock included in Series A through Series G, totaling 1,394,953 shares at December 31, 2017, were converted to 9,324,177 shares of Common Stock as a result of the forward-split (See Capital Stock Note). Upon the completion of the IPO, the Company is authorized to issue 10,000,000 shares of Preferred Stock at a par value of $0.001 per share, none of which is outstanding as of March 31, 2018.

Common Stock

Upon the completion of the IPO, all of the Company’s Non-Voting Common Stock automatically converted to into Voting Common Stock on a one-to-one basis. Immediately following the completion of the IPO, the Company is authorized to issue 200,000,000 shares of Common Stock at a par value of $0.001 per share, which includes 200,000,000 shares of Voting Common Stock at a par value of $0.001.

Common Stock Purchase Warrants

Common Stock purchase warrant activity for the period ended March 31, 2018 and the years ended December 31, 2017 and December 31, 2016 respectively are as follows:

	Number of Warrants	Weighted Avg. Exercise Price
Outstanding at January 1, 2016	205,404	$4.87

Issued	542,656	5.29
Cancelled or expired	—	—
Exercised	—	—

Outstanding at December 31, 2016	748,060	$5.17

Issued	—	—
Cancelled or expired	—	—
Exercised	—	—

Outstanding at December 31, 2017	748,060	$5.17

Issued	—	—
Cancelled or expired	—	—
Exercised	—	—

Outstanding at March 31, 2018	748,060	$5.17

During November 2016, we granted warrants to purchase 542,656 shares of our voting Common Stock with a per share strike price of $5.29, taking into account the forward-split ratio from the Company’s IPO. We received $8,119 for the purchase of these warrants.

Stock Options

We have outstanding stock options to purchase 2,628,749 shares of Common Stock, taking into account the forward-split ratio from the Company’s IPO, that have been granted to various employees, vendors and independent contractors. These options vest over periods ranging from twelve (12) to forty-eight (48) months, are exercisable for a period of ten years, and enable the holders to purchase shares of our Common Stock at exercise prices ranging from $0.001—$5.286. The per-share fair values of these options range from $0.001 to $2.68, based on Black-Scholes-Merton pricing models. The weighted average remaining contractual term for the outstanding options at March 31, 2018, December 31, 2017 and December 31, 2016 is 7.01, 7.26 and 8.24 years, respectively.

There was no stock option activity for the three months ended March 31, 2018. Stock option activity for the quarter ended March 31, 2018 and the years ended December 31, 2017 and December 31, 2016, respectively, is as follows:

	Number of Shares	Weighted Avg. Exercise Price
Outstanding at January 1, 2016	671,069	$0.01
Options granted	1,957,680	1.76
Options exercised	—	—
Options expired	—	—

Outstanding at December 31, 2016	2,628,749	$1.31
Options granted	—	—
Options exercised	—	—
Options expired	—	—

Outstanding at December 31, 2017	2,628,749	$1.31

Options granted	—	—
Options exercised	—	—
Options expired	—	—

Outstanding at March 31, 2018	2,628,749	$1.31